Taxation - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the period	$ 13,803	$ 13,840
(Reversals)/Additions	763	(642)
Foreign currency translation adjustments	190	605
Balance at the end of the period	$ 14,756	$ 13,803